UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

   Investment Company Act file number

811-21853

Northern Lights Variable Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, NE 68137

(Address of principal executive offices)

Emile Molineaux, Gemini Fund Services, LLC.

4020 South 147th Street, Omaha, NE 68137

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

12/31

Date of reporting period:  3/31/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Adaptive Allocation Portfolio
PORTFOLIO OF INVESTMENTS
March 31, 2011 (Unaudited)
Shares		Value
	COMMON STOCK - 35.0%
	BANKS - 2.0%
22,317	Itau Unibanco Holding SA - ADR	$ 536,724

	COMPUTERS - 3.6%
1,455	Apple, Inc. *	506,995
9,708	NetApp, Inc. *	467,731
		974,726
	DIVERSIFIED FINANCIAL SERVICES - 1.9%
3,998	Franklin Resources, Inc.	500,070

	FOOD - 1.9%
13,414	Ruddick Corp.	517,646

	IRON/STEEL - 1.9%
5,267	Cliffs Natural Resources, Inc.	517,641

	MACHINERY-DIVERSIFIED - 1.9%
5,779	Roper Industries, Inc.	499,652

	MISCELLANEOUS MANUFACTURING - 3.7%
9,600	Danaher Corp.	498,240
7,660	Dover Corp.	503,568
		1,001,808
	SEMICONDUCTORS - 14.6%
11,885	Altera Corp.	523,178
12,504	Analog Devices, Inc.	492,407
11,332	ASML Holding NV *	504,274
12,192	Broadcom Corp. *	480,121
23,459	Intel Corp.	473,168
14,167	Texas Instruments, Inc.	489,612
172,629	United Microelectronics Corp. - ADR	471,277
9,946	Veeco Instruments, Inc. *	505,655
		3,939,692
	SOFTWARE - 1.8%
19,648	Microsoft Corp.	498,273

	TELECOMMUNICATIONS - 1.7%
22,495	Corning, Inc.	464,072

	TOTAL COMMON STOCK (Cost - $9,397,205)	9,450,304

	MUTUAL FUNDS - 24.9%
	ASSET ALLOCATION FUND - 5.0%
69,660	Calamos Convertible Fund - Class I	1,345,836

Adaptive Allocation Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2011 (Unaudited)
Shares		Value
	DEBT FUND - 9.6%
49,742	Vanguard Inflation-Protected Securities Fund - Admiral Shares	$ 1,285,339
145,501	Western Asset High Yield Portfolio - Institutional Class	1,306,595
		2,591,934
	EQUITY FUND - 10.3%
29,206	ProFunds UltraBull ProFund - Investor Class *	1,297,313
65,833	ProFunds UltraSmall-Cap ProFund - Investor Class *	1,478,605
		2,775,918

	TOTAL MUTUAL FUNDS (Cost - $5,704,060)	6,713,688

	EXCHANGE TRADED FUNDS - 39.2%
	EQUITY FUND - 39.2%
16,608	Direxion Daily Small Cap Bull 3X Shares *	1,465,490
57,484	ProShares Ultra Russell2000	2,828,788
92,510	ProShares Ultra S&P500	4,931,708
23,506	Vanguard REIT ETF	1,374,866
	TOTAL EXCHANGE TRADED FUNDS (Cost - $7,892,650)	10,600,852

	SHORT-TERM INVESTMENTS - 1.0%
	MONEY MARKET FUND - 1.0%
270,681	Goldman Sachs Financial Square Funds - Government Fund 0.01% **
	(Cost - $270,681)	270,681

	TOTAL INVESTMENTS - 100.1% (Cost - $23,264,596)(a)	$ 27,035,525
	LIABILITIES LESS OTHER ASSETS - (0.1) %	(35,241)
	NET ASSETS - 100.0%	$ 27,000,285

*	Non-Income producing security.
**	Money market fund; interest rate reflects seven-day effective yield on March 31, 2011.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same
	and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 3,998,492
	Unrealized depreciation	(227,563)
	Net unrealized appreciation	$ 3,770,929

Adaptive Allocation Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2011 (Unaudited)

The Portfolio utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of March 31, 2011 for the Portfolio’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 9,450,304	$ -	$ -	$ 9,450,304
Mutual Funds	$ 6,713,688	$ -	$ -	$ 6,713,688
Exchange Traded Funds	$ 10,600,852	$ -	$ -	$ 10,600,852
Money Market Funds	$ 270,681	$ -	$ -	$ 270,681
Total	$ 27,035,525	$ -	$ -	$ 27,035,525

The Fund did not hold any Level 3 securities during the period.  There were no significant transfers into and out of Level 1 & 2 during the period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Adaptive Allocation Portfolio

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

4/26/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

4/26/11

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

4/26/11